Accounts Receivable, Net (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 270	$ 37
Allowance for credit losses
Balance at end of year	¥ 270	$ 37